Assets held for sale and discontinued operations	6 Months Ended
Jun. 30, 2011
Assets held for sale and discontinued operations [Abstract]
Assets held for sale and discontinued operations
Note 6:   Assets held for sale and discontinued operations

Assets held for sale as of June 30, 2011 consisted of our facility located in Thorofare, New Jersey, which was closed in April 2009. Assets held for sale as of December 31, 2010 also included our facility located in Greensboro, North Carolina, which was closed in July 2009. Both facilities previously housed manufacturing operations, while the Thorofare location also housed a customer call center. The Greensboro facility was sold in January 2011 for net cash proceeds of $0.7 million, realizing a pre-tax gain of $0.1 million. We are actively marketing the Thorofare property and expect its selling price to exceed its carrying value.

Net loss from discontinued operations for the six months ended June 30, 2010 related to the finalization of purchase consideration related to a previously divested business.